Selected Quarterly Condensed Consolidated Financial Data (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020 [1]	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Net interest income (loss)	$ 958	$ 830	$ 625	$ 411	$ 932	$ 389	$ (228)	$ 990	$ 2,824	$ 2,083
Loan loss provision	246	83	45	214	140	70	1,560	35
Net interest income (loss) after loan loss provision	712	747	580	197	792	319	(1,788)	955
Gain on sale of foreclosed assets	1	64	13	88	22	135	3
Gain on foreclosure of assets	67				52				(67)	(52)
Impairment gains on foreclosed assets					(4)	95				91
Gain on extinguishment of debt		361		10	361				371	361
SG&A expense	415	483	438	537	648	367	462	708	1,873	2,185
Depreciation and amortization	12	12	13	16	22	21	21	21
Loss on sale of foreclosed assets	23		51	18	16	51		35
Loss on foreclosure of assets	47				52	2			47	54
Impairment loss on foreclosed assets				10	241	4	91	109	$ (10)	$ (290)
Net income (loss)	$ 283	$ 677	$ 91	$ (286)	$ 244	$ 104	$ (2,359)	$ 82

[1]	During the quarter ended June 30, 2020, net interest income after loan loss provision was reduced due to COVID-19 by $1,492. In addition, the Company wrote off $469 of interest income directly related to COVID-19. During the quarter ended June 30, 2020, impairment loss on foreclosed assets of $91 was due to the impact of COVID-19.